SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
VIEs financial information
Net revenue	¥ 1,055,960	¥ 703,636	¥ 468,337
Net income (loss)	(276,412)	(98,584)	(129,999)
Net cash (used in) provided by operating activities	(150,228)	(80,298)	27,937
Net cash used in investing activities	(1,147,064)	(731,905)	(523,749)
Net cash provided by financing activities	2,128,614	1,127,685	1,056,287
VIEs
VIEs financial information
Loans to be issued to shareholders for equity contribution	¥ 310,100
Loans issued to shareholders for equity contribution, Prior notice period	30 days
Net revenue	¥ 846,168	30,598	9,244
Net income (loss)	22,246	(5,327)	(4,799)
Net cash (used in) provided by operating activities	239,624	8,631	(1,034)
Net cash used in investing activities	(158,681)	¥ (1,456)	¥ (20)
Net cash provided by financing activities	¥ 304,973